Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 59,245,151	$ 60,662,533
Accumulated depreciation	(29,282,612)	(27,454,332)
Provision for impairment	(55,358)	(57,140)
Property, plant and equipment, net	29,907,181	33,151,061
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	31,475,491	32,489,235
Mechanical equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	17,426,372	17,523,970
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	283,320	322,657
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	7,110,842	7,302,990
Computer software [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	678,252	684,153
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,247,199	2,339,528
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 23,675